OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2014
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	NOTE 4:- OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
	December 31,
	2013	2014

Government authorities	$12	$20
Prepaid expenses	60	23
Lease deposits	41	8
Related parties	6	10
Others	28	14

	$147	$75